VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

January 31, 2022 (unaudited)

	Par (000’s)	Value
CORPORATE BONDS: 98.8%
Brazil: 1.3%
Vale Overseas Ltd.
3.75%, 07/08/30	$50	$50,776
6.25%, 08/10/26	25	28,606
6.88%, 11/21/36	75	95,663
		175,045
Canada: 7.5%
Bank of Nova Scotia
3.40%, 02/11/24	50	51,815
4.50%, 12/16/25	50	53,916
4.90% (US Treasury Yield Curve Rate T 5 Year+4.55%), 06/04/25 (o)	100	104,500
Brookfield Finance, Inc. 4.35%, 04/15/30	100	109,398
Canadian Imperial Bank of Commerce 3.10%, 04/02/24	100	103,097
Canadian Natural Resources Ltd. 6.25%, 03/15/38	50	63,185
Canadian Pacific Railway Co. 6.12%, 09/15/15	25	35,005
CI Financial Corp. 3.20%, 12/17/30	40	39,503
Enbridge, Inc.
3.12%, 11/15/29	100	102,300
5.50%, 07/15/77	50	51,066
National Bank of Canada 2.10%, 02/01/23	25	25,269
Suncor Energy, Inc. 6.80%, 05/15/38	75	100,866
Toronto-Dominion Bank 3.25%, 03/11/24	50	51,766
Toronto-Dominion Bank/The 0.30%, 06/02/23	50	49,421
TotalEnergies Capital Canada Ltd. 2.75%, 07/15/23	25	25,543
TransCanada PipeLines Ltd. 6.20%, 10/15/37	75	97,431
		1,064,081
China: 0.7%
Meituan 144A 3.05%, 10/28/30	50	43,862
Tencent Holdings Ltd. 144A 3.28%, 04/11/24	50	51,475
		95,337
Denmark: 0.9%
Danske Bank A/S 144A 1.62% (US Treasury Yield Curve Rate T 1 Year+1.35%), 09/11/26	150	145,272
France: 7.0%
BNP Paribas SA 144A 2.59% (US Treasury Yield Curve Rate T 5 Year+2.05%), 08/12/35	50	46,205
	Par (000’s)	Value
France (continued)
2.87% (United States Secured Overnight Financing Rate+1.39%), 04/19/32	$50	$48,697
4.38%, 05/12/26	75	79,909
4.38% (USD Swap Semi 30/360 5 Year+1.48%), 03/01/33	100	105,332
4.40%, 08/14/28	100	108,810
Credit Agricole SA 144A
3.25%, 01/14/30	100	100,582
4.38%, 03/17/25	50	52,912
Sanofi 3.38%, 06/19/23	25	25,708
Societe Generale SA 144A
3.00%, 01/22/30	100	99,107
4.25%, 09/14/23	100	104,032
4.25%, 04/14/25	200	208,874
TotalEnergies Capital International SA 3.70%, 01/15/24	25	26,092
		1,006,260
Germany: 0.9%
Deutsche Bank AG 3.70%, 05/30/24	50	51,858
E.ON International Finance BV 144A 6.65%, 04/30/38	50	68,195
		120,053
Guernsey: 1.3%
Credit Suisse Group AG
3.75%, 03/26/25	100	104,168
4.88%, 05/15/45	75	87,204
		191,372
India: 0.4%
Reliance Industries Ltd. 144A 4.12%, 01/28/25	50	52,688
Italy: 2.4%
Enel Finance International NV 144A
3.50%, 04/06/28	100	104,295
3.62%, 05/25/27	50	52,676
6.80%, 09/15/37	100	135,672
Eni SpA 144A 4.75%, 09/12/28	50	56,045
		348,688
Japan: 0.4%
Nomura Holdings, Inc. 2.65%, 01/16/25	50	50,696
Luxembourg: 0.7%
Gazprom PJSC Via Gaz Capital SA 144A 4.95%, 02/06/28	100	101,387
Mexico: 1.1%
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 144A 4.38%, 04/11/27	50	52,513

1

VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
Mexico (continued)
Southern Copper Corp. 6.75%, 04/16/40	$75	$101,316
		153,829
Netherlands: 0.8%
Prosus NV 144A
3.06%, 07/13/31	50	46,006
3.68%, 01/21/30	50	48,960
SABIC Capital II BV 144A 4.00%, 10/10/23	25	26,030
		120,996
Saudi Arabia: 3.2%
Motiva Enterprises LLC 144A 6.85%, 01/15/40	25	29,301
Saudi Arabian Oil Co. 144A
3.50%, 04/16/29	200	209,751
4.25%, 04/16/39	100	108,214
4.38%, 04/16/49	100	109,550
		456,816
Spain: 1.1%
Santander Holdings USA, Inc.
4.40%, 07/13/27	50	53,359
4.50%, 07/17/25	100	106,678
		160,037
Switzerland: 1.8%
Credit Suisse Group AG 144A
4.19% (United States Secured Overnight Financing Rate+3.73%), 04/01/31	200	212,965
UBS Group AG 144A 3.49%, 05/23/23	50	50,342
		263,307
United Kingdom: 7.4%
Barclays Plc
2.65% (US Treasury Yield Curve Rate T 1 Year+1.90%), 06/24/31	200	193,287
5.20%, 05/12/26	200	219,158
Credit Agricole SA 144A 1.91% (United States Secured Overnight Financing
Rate+1.68%), 06/16/26	50	49,370
4.12%, 01/10/27	100	107,647
HSBC Holdings Plc 6.10%, 01/14/42	50	68,665
Lloyds Banking Group Plc 4.55%, 08/16/28	75	82,957
Sky Ltd. 144A 3.75%, 09/16/24	50	52,552
Standard Chartered Plc 144A
5.20%, 01/26/24	200	211,240
5.30%, 01/09/43	125	143,255
		1,128,131
United States: 59.9%
Abbott Laboratories 2.95%, 03/15/25	50	51,748
Ally Financial, Inc. 8.00%, 11/01/31	50	67,838
Altria Group, Inc.
	Par (000’s)	Value
United States (continued)
2.45%, 02/04/32	$75	$68,288
3.40%, 02/04/41	25	21,578
4.25%, 08/09/42	100	94,715
4.80%, 02/14/29 †	100	110,041
5.80%, 02/14/39	50	56,833
Amazon.com, Inc.
0.45%, 05/12/24	50	48,960
5.20%, 12/03/25	50	55,830
Apple, Inc.
2.75%, 01/13/25	50	51,624
3.20%, 05/11/27	100	105,195
3.25%, 02/23/26	100	104,877
3.35%, 02/09/27	75	79,436
4.45%, 05/06/44 †	25	30,043
4.65%, 02/23/46	50	61,615
Ares Capital Corp. 4.20%, 06/10/24	100	104,235
AT&T, Inc.
3.40%, 05/15/25	50	52,192
3.80%, 02/15/27	100	106,517
4.30%, 02/15/30	150	165,168
5.25%, 03/01/37	50	59,223
Bank of America Corp. 4.08% (ICE LIBOR USD 3 Month+3.15%), 03/20/51	125	140,859
4.44% (ICE LIBOR USD 3 Month+1.99%), 01/20/48	100	116,860
BBVA Bancomer SA 144A 4.38%, 04/10/24	50	52,448
Becton Dickinson and Co. 3.36%, 06/06/24	50	51,694
Berkshire Hathaway Energy Co.
2.85%, 05/15/51	25	22,411
3.70%, 07/15/30 †	100	108,433
4.25%, 10/15/50	50	57,328
6.12%, 04/01/36	75	98,804
Berkshire Hathaway Finance Corp. 4.20%, 08/15/48	110	125,902
Berkshire Hathaway, Inc. 3.12%, 03/15/26	125	130,788
Capital One Financial Corp. 3.75%, 07/28/26	75	78,646
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/25	100	108,032
5.05%, 03/30/29	100	110,422
5.38%, 04/01/38	75	82,997
6.48%, 10/23/45	100	126,033
Chevron Corp. 2.90%, 03/03/24	75	77,132
Cisco Systems, Inc. 3.62%, 03/04/24	25	26,122
CoStar Group, Inc. 144A 2.80%, 07/15/30	25	24,306
Deutsche Bank AG

2

	Par (000’s)	Value
United States (continued)
3.55% (United States
Secured Overnight Financing Rate+3.04%), 09/18/31	$50	$50,633
DH Europe Finance II Sarl 2.60%, 11/15/29 †	75	75,206
DuPont de Nemours, Inc. 5.32%, 11/15/38	50	61,578
Enterprise Products Operating LLC 5.95%, 02/01/41	40	50,830
Exelon Generation Co. LLC
3.25%, 06/01/25	50	51,804
6.25%, 10/01/39	50	61,016
Exxon Mobil Corp.
2.99%, 03/19/25	150	154,976
3.48%, 03/19/30	50	53,497
FS KKR Capital Corp.
3.40%, 01/15/26	25	24,934
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/35	175	199,809
General Electric Co.
5.88%, 01/14/38	25	32,056
6.75%, 03/15/32	72	94,636
GlaxoSmithKline Capital, Inc. 3.38%, 05/15/23	25	25,708
GLP Capital LP / GLP Financing II, Inc. 5.25%, 06/01/25	75	80,555
HCA, Inc.
4.12%, 06/15/29	75	79,992
5.00%, 03/15/24	100	106,010
5.25%, 04/15/25	75	81,673
5.50%, 06/15/47	125	151,267
Home Depot, Inc.
5.88%, 12/16/36	75	101,324
5.95%, 04/01/41	50	68,315
Kinder Morgan Energy Partners LP 6.95%, 01/15/38	75	99,027
Lockheed Martin Corp. 2.90%, 03/01/25	25	25,788
Marathon Petroleum Corp. 6.50%, 03/01/41	50	65,356
Marsh & McLennan Cos, Inc. 3.88%, 03/15/24	25	26,162
McDonald’s Corp.
3.30%, 07/01/25	75	78,363
3.60%, 07/01/30	50	53,641
3.80%, 04/01/28	25	26,882
4.70%, 12/09/35	50	58,491
4.88%, 12/09/45	50	59,956
6.30%, 10/15/37	50	67,846
Merck & Co., Inc. 2.80%, 05/18/23	50	51,136
Microsoft Corp.
2.70%, 02/12/25	50	51,431
3.12%, 11/03/25	100	104,602
	Par (000’s)	Value
United States (continued)
3.30%, 02/06/27	$120	$127,342
Mondelez International, Inc.
1.50%, 05/04/25	25	24,601
2.75%, 04/13/30	25	25,090
Netflix, Inc.
4.88%, 04/15/28	50	55,105
5.88%, 11/15/28	75	87,013
NIKE, Inc. 2.40%, 03/27/25	25	25,543
Oracle Corp.
2.95%, 04/01/30	50	49,071
3.85%, 07/15/36	75	74,836
4.12%, 05/15/45	100	97,001
4.30%, 07/08/34	50	52,546
5.38%, 07/15/40	75	84,977
6.50%, 04/15/38	50	63,732
Owl Rock Capital Corp. 3.40%, 07/15/26	25	24,909
PepsiCo, Inc. 2.75%, 04/30/25 †	100	103,085
Pfizer, Inc. 3.00%, 06/15/23	25	25,749
Prudential Financial, Inc. 5.70% (ICE LIBOR USD 3 Month+2.67%), 09/15/48	50	54,607
Sherwin-Williams Co. 3.45%, 06/01/27	50	52,664
Stellantis NV 5.25%, 04/15/23	50	52,100
Synchrony Financial
4.25%, 08/15/24	50	52,331
4.50%, 07/23/25	75	79,831
Sysco Corp.
3.30%, 07/15/26	50	52,263
5.95%, 04/01/30	50	60,762
Thermo Fisher Scientific, Inc.
0.80%, 10/18/23	50	49,521
2.00%, 10/15/31	50	47,574
4.10%, 08/15/47	50	58,513
Time Warner Cable LLC
4.50%, 09/15/42	25	25,348
6.55%, 05/01/37	100	124,126
6.75%, 06/15/39	75	95,899
Time Warner Entertainment Co. LP 8.38%, 03/15/23	75	80,617
T-Mobile USA, Inc.
3.50%, 04/15/25	50	51,941
3.75%, 04/15/27	150	157,785
3.88%, 04/15/30	200	209,908
Unilever Capital Corp. 2.60%, 05/05/24	25	25,485
United Parcel Service, Inc. 3.90%, 04/01/25	20	21,231
Verizon Communications, Inc.
3.38%, 02/15/25	50	52,390
4.02%, 12/03/29 †	150	163,089
4.12%, 03/16/27	125	135,674

3

VANECK MOODY’S ANALYTICS IG CORPORATE BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)	Value
United States (continued)
4.33%, 09/21/28	$50	$55,121
Walmart, Inc.
2.85%, 07/08/24	50	51,774
3.30%, 04/22/24	50	51,831
Wells Fargo & Co. 4.90%, 11/17/45	100	118,013
5.01% (United States Secured Overnight Financing Rate+4.50%), 04/04/51	150	192,660
Westinghouse Air Brake Technologies Corp. 4.95%, 09/15/28	50	55,704
		8,559,035
Total Corporate Bonds (Cost: $14,836,446)		14,193,030
	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.8% (Cost: $262,820)
Money Market Fund: 1.8%
State Street Navigator Securities Lending Government Money Market Portfolio	262,820	$262,820
Total Investments: 100.6% (Cost: $15,099,266)		14,455,850
Liabilities in excess of other assets: (0.6)%		(82,191)
NET ASSETS: 100.0%		$14,373,659

Definitions:

USD	United States Dollar

Footnotes:

(o)	Perpetual Maturity — the date shown is the next call date
†	Security fully or partially on loan. Total market value of securities on loan is $353,649.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $3,300,477, or 23.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	2.9%	$416,634
Consumer Cyclicals	8.3	1,177,285
Consumer Non-Cyclicals	10.0	1,416,704
Energy	10.8	1,532,851
Financials	36.0	5,112,776
Healthcare	5.7	806,292
Industrials	1.5	212,933
Real Estate	0.6	80,555
Technology	21.5	3,056,176
Utilities	2.7	380,824
	100.0%	$14,193,030

4